AST MFS GROWTH PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 97.5%
Common Stocks
Biotechnology — 0.8%
Vertex Pharmaceuticals, Inc.*	29,738	$7,760,726
Building Products — 0.5%
Johnson Controls International PLC	80,743	5,294,319
Capital Markets — 4.3%
Charles Schwab Corp. (The)	171,140	14,428,813
CME Group, Inc.	49,587	11,794,764
MSCI, Inc.	33,474	16,833,405
		43,056,982
Chemicals — 1.7%
Air Products & Chemicals, Inc.	10,519	2,628,803
Sherwin-Williams Co. (The)	55,087	13,750,817
		16,379,620
Construction Materials — 1.5%
Vulcan Materials Co.	79,399	14,585,596
Consumer Finance — 0.4%
American Express Co.	23,470	4,388,890
Electrical Equipment — 0.9%
AMETEK, Inc.	67,897	9,042,522
Entertainment — 2.4%
Activision Blizzard, Inc.	45,000	3,604,950
Electronic Arts, Inc.	57,112	7,225,239
Netflix, Inc.*	27,252	10,208,327
ROBLOX Corp. (Class A Stock)*(a)	24,804	1,146,937
Take-Two Interactive Software, Inc.*(a)	11,402	1,752,943
		23,938,396
Equity Real Estate Investment Trusts (REITs) — 0.9%
American Tower Corp.	23,979	6,024,005
Equinix, Inc.	3,657	2,712,104
		8,736,109
Health Care Equipment & Supplies — 4.9%
Abbott Laboratories	136,164	16,116,371
Becton, Dickinson & Co.	17,494	4,653,404
Boston Scientific Corp.*	316,958	14,038,070
Edwards Lifesciences Corp.*	76,710	9,030,301
STERIS PLC	18,896	4,568,486
		48,406,632
Hotels, Restaurants & Leisure — 2.0%
Chipotle Mexican Grill, Inc.*	3,516	5,562,417
Hilton Worldwide Holdings, Inc.*	57,219	8,682,411
MGM Resorts International	70,000	2,935,800
Starbucks Corp.	34,350	3,124,820
		20,305,448
Household Products — 0.9%
Colgate-Palmolive Co.	116,473	8,832,148
Industrial Conglomerates — 0.6%
Roper Technologies, Inc.	12,401	5,856,124
Insurance — 1.4%
Aon PLC (Class A Stock)	42,365	13,795,315
	Shares	Value
Common Stocks (continued)
Interactive Media & Services — 9.9%
Alphabet, Inc. (Class A Stock)*	21,241	$59,078,655
Alphabet, Inc. (Class C Stock)*	6,521	18,213,088
Bumble, Inc. (Class A Stock)*	35,462	1,027,689
Match Group, Inc.*	69,747	7,584,289
Meta Platforms, Inc. (Class A Stock)*	54,305	12,075,260
		97,978,981
Internet & Direct Marketing Retail — 7.7%
Amazon.com, Inc.*	23,325	76,038,334
IT Services — 6.8%
Block, Inc.*	27,511	3,730,492
Mastercard, Inc. (Class A Stock)	87,041	31,106,713
PayPal Holdings, Inc.*	51,725	5,981,996
Shopify, Inc. (Canada) (Class A Stock)*	1,226	828,727
Visa, Inc. (Class A Stock)(a)	116,703	25,881,224
		67,529,152
Life Sciences Tools & Services — 5.4%
Danaher Corp.	80,308	23,556,746
ICON PLC (Ireland)*	33,641	8,182,164
Thermo Fisher Scientific, Inc.	37,216	21,981,630
		53,720,540
Media — 1.1%
Charter Communications, Inc. (Class A Stock)*(a)	19,570	10,675,826
Multiline Retail — 0.3%
Dollar Tree, Inc.*	16,564	2,652,725
Personal Products — 1.3%
Estee Lauder Cos., Inc. (The) (Class A Stock)	48,989	13,340,685
Pharmaceuticals — 1.3%
Zoetis, Inc.	66,217	12,487,864
Professional Services — 4.4%
Clarivate PLC*(a)	243,164	4,075,429
CoStar Group, Inc.*	101,983	6,793,087
Equifax, Inc.	33,171	7,864,844
TransUnion	89,444	9,243,143
Verisk Analytics, Inc.	71,338	15,311,275
		43,287,778
Road & Rail — 1.1%
Canadian Pacific Railway Ltd. (Canada)(a)	89,673	7,401,609
Uber Technologies, Inc.*	108,844	3,883,554
		11,285,163
Semiconductors & Semiconductor Equipment — 6.0%
Applied Materials, Inc.	42,029	5,539,422
ASML Holding NV (Netherlands)	14,858	9,924,104
Lam Research Corp.	19,321	10,387,163
NVIDIA Corp.	123,635	33,735,046
		59,585,735
Software — 22.5%
Adobe, Inc.*	74,550	33,966,471
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AST MFS GROWTH PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2022 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Atlassian Corp. PLC (Class A Stock)*	15,645	$4,596,970
Autodesk, Inc.*	38,924	8,343,360
Black Knight, Inc.*	31,974	1,854,172
Cadence Design Systems, Inc.*	47,889	7,875,825
Intuit, Inc.	48,482	23,312,085
Microsoft Corp.	369,716	113,987,140
salesforce.com, Inc.*	55,716	11,829,621
ServiceNow, Inc.*	21,050	11,722,535
Synopsys, Inc.*	18,667	6,221,151
		223,709,330
Specialty Retail — 0.3%
Ross Stores, Inc.	31,738	2,871,019
Technology Hardware, Storage & Peripherals — 5.1%
Apple, Inc.	289,274	50,510,133
Textiles, Apparel & Luxury Goods — 1.1%
Lululemon Athletica, Inc.*	10,950	3,999,268
NIKE, Inc. (Class B Stock)	53,514	7,200,844
		11,200,112

Total Long-Term Investments (cost $762,834,566)		967,252,204
Short-Term Investments — 6.8%
Affiliated Mutual Fund — 4.3%
PGIM Institutional Money Market Fund (cost $42,315,045; includes $42,307,259 of cash collateral for securities on loan)(b)(we)	42,351,686	42,313,569
Unaffiliated Fund — 2.5%
Dreyfus Government Cash Management (Institutional Shares)	24,944,474	24,944,474
(cost $24,944,474)

Total Short-Term Investments (cost $67,259,519)		67,258,043

TOTAL INVESTMENTS—104.3% (cost $830,094,085)		1,034,510,247

Liabilities in excess of other assets — (4.3)%		(42,294,149)

Net Assets — 100.0%		$992,216,098

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $40,645,874; cash collateral of $42,307,259 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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